SILVER STREAM DERIVATIVE LIABILITY (Tables)	12 Months Ended
Dec. 31, 2025
SILVER STREAM DERIVATIVE LIABILITY
Schedule of fair value of derivative liability
Key Valuation Inputs	December 31, 2025	December 31, 2024
Volatility of COMEX Silver	0.8152	0.3358	143%
Silver spot price	71.6633	31.1595	130%
Silver price forward curve	104.7020	45.4296	130%
USD /CAD foreign exchange rate	1.3706	1.4389	(5)%
	December 31, 2025	December 31, 2024
Balance, beginning of the period	$(34,414)	$(34,295)
Portion of payment received allocated to Silver Stream	(5,867)	-
Change in fair value	(66,979)	(119)
Balance, end of the period	$(107,260)	$(34,414)